CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 78,424	$ (40,226)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of marketable securities	1,137	4,395
Depletion	19,252	18,871
Accrued interest	(1,045)
Foreign exchange	(26,936)	(34,297)
Changes in operating assets and liabilities
(Increase) decrease in accounts receivables	(3,930)	(18,583)
(Increase) decrease in prepaid expenses		21,983
Increase (decrease) in accounts payable and accrued liabilities	1,418	(2,958)
Increase (decrease) in deferred revenue		(4,082)
Cash used in operating activities	68,320	(54,897)
CASH FLOWS FROM INVESTING ACTIVITIES:
Funding of loan receivable	219,335
Cash provided by (used in) investing activities	(219,335)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable	185,264	41,631
Cash provided by (used in) financing activities	185,264	41,631
Effect of foreign exchange	(1,667)	(674)
Increase (decrease) in cash	32,582	(13,940)
Cash, beginning of period	2,586	16,526
Cash, end of period	35,168	2,586
SUPPLEMENTAL INFORMATION
Income taxes paid
Interest paid